Current tax assets, non-current (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current tax assets, non-current [abstract]
Provision for tax (net of advance tax and tax deducted at source)	₨ 25		₨ 153
Current tax liabilities	₨ 25	$ 0	₨ 153